Goodwill and Other Intangibles - Schedule of Intangibles - Customer List (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles beginning balance
Customer list from acquisition of PVBJ Inc.	102,422
Amortization	(18,777)
Intangibles ending balance	$ 83,645